Derivative Warrant Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Warrant Liabilities

NOTE 4 - DERIVATIVE WARRANT LIABILITIES

The remaining outstanding warrants and terms as of June 30, 2018 and December 31, 2017 is as follows (*):

Issuance date	Outstanding as of December 31, 2017	Outstanding as of June 30, 2018	Exercise Price	Exercisable as of June 30, 2018	Exercisable Through

Series A (2013)	3,895	3,895	$2,885	3,895	October 2018
Series A (2013)	183	183	$2,725	183	April 2023
Series A (2015)	683	683	$1,363	683	April 2020
Series A (2016) (a)	625	-	$-	-	March 2018
Series B (2016) (a)	2,770	2,770	$40	2,770	March 2022

(*)	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

a)	These warrants contain a full ratchet anti-dilution price protection so that, in most situations upon the issuance of any common stock or securities convertible into common stock at a price below the then-existing exercise price of the outstanding warrants, the warrant exercise price will be reset to the lower common stock sales price. As such anti-dilution price protection does not meet the specific conditions for equity classification, the Company is required to classify the fair value of these warrants as a liability, with changes in fair value to be recorded as income (loss) due to change in fair value of warrant liability. The estimated fair value of our warrant liability at June 30, 2018 and December 31, 2017, was approximately $14 and $28, respectively.

As quoted prices in active markets for identical or similar warrants are not available, the Company uses directly observable inputs in the valuation of its derivative warrant liabilities (level 3 measurement).

The Company uses the Black-Scholes valuation model to estimate fair value of these warrants. In using this model, the Company makes certain assumptions about risk-free interest rates, dividend yields, volatility, expected term of the warrants and other assumptions. Risk-free interest rates are derived from the yield on U.S. Treasury debt securities. Dividend yields are based on our historical dividend payments, which have been zero to date. Volatility is estimated from the historical volatility of our common stock as traded on NASDAQ. The expected term of the warrants is based on the time to expiration of the warrants from the date of measurement.

In March 2017, an institutional holder executed a cashless exercise of 768 warrants and 359 shares of Common Stock were issued in connection therewith.

The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities as of June 30, 2018 and December 31, 2017(**):

	Series A (2011)	Series A (2013)	Series A (2013)	Series A (2015)	Series A (2016)			Series B (2016)	Total
Balances at December 31, 2017	$-	$-	$-	$-	$	(*	)	$28	$28
Exercised	-	-	-	-		-		-	-
expiration	-	-	-	-		(*	)	-	(*	)
Changes in fair value	-	-	-	-		-		(14)	(14)
Balances at June 30, 2018	$-	$-	$-	$-		$-		$14	$14

(*) Less than 1

(**)	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities as of June 30, 2018 and December 31, 2017(*):

	As of June 30, 2018		As of December 31, 2017
	Series A (2016)	Series B (2016)	Series A (2016)	Series B (2016)
Share price	—	$11	$15.1	$15.1
Exercise price	—	$40	$40	$40
Expected volatility	—	102.8%	60%	119%
Risk-free interest	—	2.39%	1.24%	1.89%
Dividend yield	—	—	—	—
Expected life of up to (years)	—	3.75	0.25	4.25

(*)	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

Activity in such liabilities measured on a recurring basis is as follows:

Derivative Warrant Liabilities
As of December 31, 2017	$28
Revaluation of warrants	(14)
As of June 30, 2018	$14

Derivative Warrant Liabilities
As of December 31, 2016	$313
Revaluation of warrants	(285)
Exercise warrants	(* )
As of December 31, 2017	$28

(*) Less than 1

In accordance with ASC-820-10-50-2(g), the Company has performed a sensitivity analysis of the derivative warrant liabilities of the Company which are classified as level 3 financial instruments. The Company recalculated the value of warrants by applying a +/- 5% changes to the input variables in the Black-Scholes model that vary overtime, namely, the volatility and the risk-free rate. A 5.0% decrease or increase in volatility would not have materially changed the value of the warrants. A 5.0% decrease or increase in the risk-free rate would not have materially changed the value of the warrants; the value of the warrants is not strongly correlated with small changes in interest rates.

NOTE 7 - DERIVATIVE WARRANT LIABILITIES

As part of StemCell’s obligations under the Merger Agreement, in August 2016, StemCells negotiated with certain institutional holders of its 2016 Series A and Series B Warrants, issued by prior to the Merger, to have such holders surrender their 2016 Series B Warrants in exchange for a reduced exercise price of $4.45 ($0.30 before the Reverse Split) per share on their existing 2016 Series A Warrants and the elimination of the anti-dilution price protection in the 2016 Series A Warrants. As a result, the exercise price for all outstanding 2011 Series A Warrants and 2016 Series A and Series B Warrants was reset to of $4.45 ($0.30 before the Reverse Split) per share. Subsequent to the reset of the exercise price, an aggregate of 35,831 (531,814 before the Reverse Split) (from an outstanding aggregate of 38,948 (578,081 before the Reverse Split)) 2011 Series A Warrants were exercised. For the exercise of these warrants, the Company issued 35,831 shares (531,814 shares before the Reverse Split) of its common stock prior to the Merger.

The remaining outstanding warrants and terms as of December 31, 2017 and 2016 is as follows:

Issuance date	Outstanding as of December 31, 2016(*)	Outstanding as of December 31, 2017(*)	Exercise Price (*)	Exercisable as of December 31, 2017(*)	Exercisable Through

Series A (2011)	4,327	-	$2,244	-	December 2016
Series A (2013)	3,895	3,895	$2,885	3,895	October 2018
Series A (2013)	183	183	$2,725	183	April 2023
Series A (2015)	683	683	$1,363	683	April 2020
Series A (2016)(a)	677	625	$40	625	March 2018
Series B (2016)(a)	2,770	2,770	$40	2,770	March 2022

(*)	December 31 2017 and 2016 warrants data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
a)	These warrants contain a full ratchet anti-dilution price protection so that, in most situations upon the issuance of any common stock or securities convertible into common stock at a price below the then-existing exercise price of the outstanding warrants, the warrant exercise price will be reset to the lower common stock sales price. As such anti-dilution price protection does not meet the specific conditions for equity classification, the Company is required to classify the fair value of these warrants as a liability, with changes in fair value to be recorded as income (loss) due to change in fair value of warrant liability. The estimated fair value of our warrant liability at December 31, 2017 and December 31, 2016, was approximately $28 and $313, respectively.

As quoted prices in active markets for identical or similar warrants are not available, the Company uses directly observable inputs in the valuation of its derivative warrant liabilities (level 2 measurement).

The Company uses the Black-Scholes valuation model to estimate fair value of these warrants. In using this model, the Company makes certain assumptions about risk-free interest rates, dividend yields, volatility, expected term of the warrants and other assumptions. Risk-free interest rates are derived from the yield on U.S. Treasury debt securities. Dividend yields are based on our historical dividend payments, which have been zero to date. Volatility is estimated from the historical volatility of our common stock as traded on NASDAQ. The expected term of the warrants is based on the time to expiration of the warrants from the date of measurement.

b)	In March 2017, an institutional holder executed a cashless exercise of 51 warrants (768 before the Reverse Split) and 24 shares (359 shares before the Reverse Split) of Common Stock were issued in connection therewith.

The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities as of December 31, 2017 and December 31, 2016 (in thousands)(**):

	Series A (2011)	Series A (2013)	Series A (2013)	Series A (2015)	Series A (2016)	Series B (2016)	Total
	(in thousands)
Balances at December 31, 2016	$-	$12	$9	$22	$43	$227	$313
Exercised	-	-	-	-	-	-	-
Cancelled	-	-	-	-	-	-	-
Changes in fair value	-	(12)	(9)	(22)	(43)	(199)	(285)
Balances at December 31, 2017	$-	$-	$-	$-	$ (*)	$28	$28

(*)	Less than 1
(**)	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities as of December 31, 2017 and December 31, 2016:

	As of December 31, 2017(*)		As of December 31, 2016(*)
	Series A (2016)	Series B (2016)	Series A (2016)	Series B (2016)
Share price	$15.1	$15.1	$90.5	$90.5
Exercise price	$40	$40	$40	$40
Expected volatility	60%	119%	380%	380%
Risk-free interest	1.24%	1.89%	0.85%	1.93%
Dividend yield	—	—	—	—
Expected life of up to (years)	0.25	4.25	1.2	5.2

(*)	December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

Activity in such liabilities measured on a recurring basis is as follows:

	Derivative warrant liabilities
	(in thousands)
As of December 31, 2016	$313
Revaluation of warrants	(285)
Exercise warrants	(*	)
As of December 31, 2017	$28

(*) Less than 1

	Derivative warrant liabilities
	(in thousands)
As of November 30, 2016	$575
Revaluation of warrants	(262)
Exercise warrants	(*	)
As of December 31, 2016	$313

(*) Less than 1

In accordance with ASC-820-10-50-2(g), the Company has performed a sensitivity analysis of the derivative warrant liabilities of the Company which are classified as level 3 financial instruments. The Company recalculated the value of warrants by applying a +/- 5% changes to the input variables in the Black-Scholes model that vary overtime, namely, the volatility and the risk-free rate. A 5.0% decrease in volatility would decrease the value of the warrants to $27; a 5.0% increase in volatility would increase the value of the warrants to $29. A 5.0% decrease or increase in the risk-free rate would not have materially changed the value of the warrants; the value of the warrants is not strongly correlated with small changes in interest rates.